Tax credits and grants receivable - Summary of information about unused and unrecorded non refundable federal tax credit (Detail) - USD ($) $ in Thousands	Nov. 30, 2023	Nov. 30, 2022
Statement [line items]
Deferred tax assets	$ 29	$ 0
Unused tax credits
Statement [line items]
Deferred tax assets	13,815
Income tax expire 2024 | Unused tax credits
Statement [line items]
Deferred tax assets	438
Income tax expire 2025 | Unused tax credits
Statement [line items]
Deferred tax assets	1,306
Income tax expire 2026 | Unused tax credits
Statement [line items]
Deferred tax assets	1,604
Income tax expire 2027 | Unused tax credits
Statement [line items]
Deferred tax assets	2,209
Income tax expire 2028 | Unused tax credits
Statement [line items]
Deferred tax assets	2,451
Income tax expire 2029 | Unused tax credits
Statement [line items]
Deferred tax assets	1,652
Income tax expire 2030 | Unused tax credits
Statement [line items]
Deferred tax assets	818
Income tax expire 2031 | Unused tax credits
Statement [line items]
Deferred tax assets	572
Income tax expire 2032 | Unused tax credits
Statement [line items]
Deferred tax assets	299
Income tax expire 2033 | Unused tax credits
Statement [line items]
Deferred tax assets	198
Income tax expire 2039 | Unused tax credits
Statement [line items]
Deferred tax assets	185
Income tax expire 2040 | Unused tax credits
Statement [line items]
Deferred tax assets	315
Income tax expire 2041 | Unused tax credits
Statement [line items]
Deferred tax assets	383
Income tax expire 2042 | Unused tax credits
Statement [line items]
Deferred tax assets	657
Income tax expire 2043 | Unused tax credits
Statement [line items]
Deferred tax assets	$ 728